Other Reserves - Reconciliation of Post Retirement Benefit Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Balance at beginning of year	R (4)	R (19)
Actuarial gain/(loss)	(16)	17
Deferred tax	2	(2)
Balance at end of year	R (18)	R (4)